SUBMISSION
     TYPE     485BPOS
     DOCUMENT-COUNT  4
     FILER
      CIK  0001087624
      CCC   xy2b#hof
      FILE-NUMBER  333-91869
     ACT    33
     LIVE
     NOTIFY obriew@nuveen.com
     SUBMISSION-CONTACT
     PHONE  (312)917-8021
     NAME    BILL O'BRIEN
 DOCUMENT
    TYPE   485BPOS
    DESCRIPTION  POST-EFFECTIVE
    TEXT
   MODULE
    NAME  P063000
    CIK  0001019937
    CCC  tv*d6qmi
    /MODULE
      PAGE
                                   SEC FILE NO.  333-91869
                                 40 ACT FILE NO.  811-2271
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549
                              POST-EFFECTIVE
                              AMENDMENT NO. 1
                                     TO
                                  FORM S-6
For registration under the Securities Act of 1933 of Securities of Unit Investment Trusts registered on Form N-8B-2
            Nuveen Tax-Free Unit Trust, Series 1135           (fORMERLY KNOWN
As Nuveen Tax-Exempt Unit Trust)
                         JOHN NUVEEN & CO. INCORPORATED
                               (Name of Depositor)
                            333 West Wacker Drive
                            Chicago, Illinois  60606
             (Complete address of Depositor's Principal Executive Offices)
John Nuveen & Co., Incorporated          Chapman & Cutler
 Attention:  Gifford R. Zimmerman         Attention:  Eric F. Fess
 333 West Wacker Drive                    111 West Monroe Street
 Chicago, Illinois  60606                 Chicago, Illinois  60603
            (Name and complete address of Agents for Service)
An indefinite number of Units has been registered pursuant to Rule 24F-2 promulgated under the Investment Company Act of 1940, as amended. On February 28, 1990, a Rule 24F-2 Notice with respect to this Series was filed with the Securities and Exchange Commission.
It is proposed that this filing will become effective (check appropriate box)
(     )  Immediately upon filing pursuant to paragraph (B)
 (  X  )  On April  1, 2001 pursuant to paragraph (B) of Rule 485
 (     )  60 days after filing pursuant to paragraph (A)
 (     )  On (date) pursuant to paragraph (A) of Rule (485 or 486)
(     )  Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.
          Contents of Post-Effective Amendment
                of Registration Statement
     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:
                 The Facing Sheet
                 The Prospectus
                 The Signatures
                 The Consent of Independent Accounts
Part One of the Registrant's Prospectus, filed separately, is incorporated by this Reference hereto.
      PAGE   2
Tax-Free Unit Trust
Series 1135
California Insured Trust 330                           17,007.486 Units
Florida Insured Trust 286                              17,491.000 Units
Ohio Insured Trust 169                                 17,495.774 Units
Prospectus - Part Two
 Revision Date April  1, 2001

Note: This Prospectus Part Two may not be distributed unless accompanied by Part One.
Currently Offered at Public Offering Price plus interest accrued to the date of settlement. Minimum purchase - either $5,000 or 50 Units, whichever is less.
THE UNITS of fractional undivided interest in the Nuveen Tax-Free Unit Trust being offered hereby are issued and outstanding Units that have been reacquired by John Nuveen & Co. Incorporated either by purchase of Units tendered to the Trustee for redemption or by purchase in the open market. The price paid in each instance was not less than the Redemption Price determined as provided in Part One under the caption "How Units May Be Redeemed Without Charge." The Units are being offered at the Public Offering Price computed in the manner described in Part One under the caption "Public Offering Price." Any profit or loss resulting from the sale of Units will accrue to John Nuveen & Co. Incorporated and no proceeds from the sale will be received by the Trust.
THE NUVEEN TAX-FREE UNIT TRUST consists of a number of underlying separate unit investment trusts, each of which contains a diversified portfolio of interest-bearing obligations issued by or on behalf of the states (or in the case of State Trusts, primarily by or on behalf of the State for which such State Trust is named) and counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of bond counsel to each issuer, exempt from all Federal income tax and, in the case of a State Trust, from State income taxes in the State for which such State Trust is named. All Bonds in each Trust were rated in the category "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. on the Date of Deposit ("BBB" or "Baa", respectively, or better by such services in the case of National Traditional Trust 76 and earlier National Traditional Trusts). Current ratings, if any, on Bonds in a Trust are set forth in the Schedule of Investments for such trust herein.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
      PAGE   3
 PAGE




                                 ESSENTIAL INFORMATION REGARDING THE TRUST(S)

                                           As Of January 31, 2001

                          Sponsor and Evaluator.......John Nuveen & Co. Incorporated

                          Trustee.................The Chase Manhattan Bank, N.A.

The income, expense and distribution data set forth below have been calculated for Unitholders electing to receive monthly distributions.  Unitholders choosing distributions quarterly or semi-annually will receive a slightly higher net annual interest income because of the lower Trustee's fees and expenses under such plans.




                                                    California Insured   Florida Insured    Ohio Insured Trust

                                                        Trust 330           Trust 286              169

-------------------------------------------------  ------------------  ------------------  ------------------


Principal Amount of Bonds in Trust...............   $    1,625,000      $    1,750,000      $    1,650,000

Number of Units..................................       16,245.486          17,491.000          16,510.774

Fractional Undivided Interest in

  Trust Per Unit.................................   1/  16,245.486      1/  17,491.000      1/  16,510.774

Public Offering Price ---

  Less then 1,000 Units

    Aggregate Bid Price of Bonds in Trust........   $    1,637,742      $    1,758,388      $    1,692,907

    Plus Sales Charge <F1>.......................   $       95,120      $      102,291      $       98,425

      Total......................................   $    1,732,862      $    1,860,679      $    1,791,332

    Divided by Number of Units...................   $    106.67         $    106.38         $    108.49

    Plus Cash Per Unit <F2>......................   $(     0.21)        $(     0.05)        $(     0.10)

    Public Offering Price Per Unit <F3>..........   $    106.46         $    106.33         $    108.39

Redemption Price Per Unit (exclusive of

  accrued interest)..............................   $    100.60         $    100.48         $    102.43

Sponsor's Repurchase Price Per Unit

  (exclusive of accrued interest)................   $    100.60         $    100.48         $    102.43

Excess of Public Offering Price Per Unit

  over Redemption Price Per Unit.................   $      5.86         $      5.85         $      5.96

Excess of Public Offering Price per Unit over

  Sponsor's Repurchase price Per Unit............   $      5.86         $      5.85         $      5.96

    Par Value Per Unit <F4>......................   $     99.82         $    100.00         $     99.83

Calculation of Net Annual Interest Income

  Per Unit

    Annual Interest Income.......................   $      5.3101       $      5.3753       $      5.5514

    Less Estimated Annual Expense................   $      0.2293       $      0.2243       $      0.2248

    Net Annual Interest Income...................   $      5.0808       $      5.1510       $      5.3266

Daily Rate of Accrual Per Unit...................   $      0.01411      $      0.01431      $      0.01480

Trustee's Annual Fee per $1000 principal (6).....   $      1.6281       $      1.6067       $      1.5487

Estimated Current Return <F5>....................          4.77%               4.84%               4.91%

Estimated Long Term Return <F5>..................          4.61%               4.68%               4.61%

Evaluations for purpose of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange next following receipt by John Nuveen & Co. Incorporated of an order for a sale or purchase of units or receipt by United States

Trust Company of New York of units tendered for redemption.



-------------------------------------------------------------------------------------------------------------

<F1>
(1)      See "Public Offering Price" in Part One for the method by which the sales charge is calculated.

<F2>
(2)   This amount represents cash held by the Trust (or an advancement of cash to the Trust by the Trustee) which may amount to less than $.01 per Unit and is added to (or deducted from) the Public Offering Price.

<F3>
(3)   Units are offered at the Public Offering Price plus accrued interest to the date of settlement (three business days after purchase).  On the above date there was added to the Public Offering Price of the California Insured

Trust 330, Florida Insured Trust 286 and Ohio Insured Trust 169, respectively,

$106.46, $106.33 and $108.39, accrued interest to the settlement date of $.06,

$.06 and $.06, for a total price of $106.52, $106.39 and $108.45,

respectively.

<F4>
(4)   Par value per Unit is each Unit's pro rata share of aggregate principal amount of Bonds in the Trust adjusted to reflect cash, if any, held in or advanced to the Principal Account.

<F5>
(5)   See "Estimated Long Term Return and Estimated Current Return" in Part

One for an explanation of these returns.

<F6>
(6)  Notwithstanding anything to the contrary in Part One, the Trustee's

Annual Fee is set forth herein.  The Trustee's Annual Fee per $1000 principal amount of Bonds set forth above is calculated for Unitholders electing the monthly plan of distribution. The Trustee's Annual Fee per $1000 principal amount of Bonds for California Insured Trust 330, Florida Insured Trust 286

and Ohio Insured Trust 169 will be $1.3081,$1.2867 and $1.2287, under the quarterly distribution option and $1.1181,$1.0967 and $1.0387, under the semi-annual distribution option.






      PAGE   4






                               Essential Information Regarding the Trust(s) on

                                         Date of Deposit (Continued)



General Information



Record Dates ................................................  See "Distributions to Unitholders" in Part One

Distribution Dates ..........................................  See "Distributions to Unitholders" in Part One

Minimum Principal Distribution .............................................................  $0.10 per Unit.

Date Trust Established ...................................................................  December 10, 1999

Mandatory Termination Date ........................  See "Amendment and Termination of Indenture" in Part One

Minimum Value of Trust ............................  See "Amendment and Termination of Indenture" in Part One

Sponsor's Annual Evaluation Fee .................................  $0.170 per $1000 principal amount of Bonds

      PAGE   5
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                           CALIFORNIA INSURED TRUST 330

                                  (Series 1135)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $1,570,317) (Note 1) ............... $   1,678,101

     Accrued interest receivable ................................        31,639

                                                                  --------------



               Total assets ..................................... $   1,709,740

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      42,533

     Accrued trustee and evaluator fees .........................           480

                                                                  --------------



               Total liabilities ................................ $      43,013

                                                                  --------------



               Net assets, applicable to 17,007 units of

                 fractional undivided interest outstanding ...... $   1,666,727

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 17,500 units sold ............ $   1,679,225

       Less initial underwriting commission (Note 1) ............  (     82,275)

                                                                  --------------

                                                                  $   1,596,950

     Less cost of 493 units redeemed ............................  (     47,637)

                                                                  --------------

                                                                  $   1,549,313

     Undistributed net investment income ........................         7,876

     Unrealized appreciation (depreciation) of investments ......       107,784

     Accumulated net realized gain (loss) from

       investment transactions ..................................         1,754

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   1,666,727

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      15,449        $      97.54    $       .46    $      98.00

     Quarterly................         208               97.54            .46           98.00

     Semi-Annual..............       1,350               97.54            .46           98.00

                                ---------------  ============  ==============  ===========

                                    17,007

                                ===============







See accompanying notes to financial statements.



      PAGE   6
 PAGE

                       NUVEEN TAX-FREE UNIT TRUST

                      CALIFORNIA INSURED TRUST 330

                             (Series 1135)



           Statements of Operations and Changes in Net Assets





                                                            Period

                                                         December 10,

                                                           1999 to

                                                         November 30,

                                                             2000

                                                       ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $        90,274

                                                       ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         2,959

    Evaluator fees ..................................              290

                                                       ----------------



        Total expenses ..............................  $         3,249

                                                       ----------------



            Net investment income ...................  $        87,025

                                                       ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $         1,754

    Net change in unrealized appreciation or

      depreciation of investments ...................          107,784

                                                       ----------------



            Net gain (loss) on investments ..........  $       109,538

                                                       ----------------



Net increase (decrease) in net assets

    from operations .................................  $       196,563

                                                       ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $        87,025

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................            1,754

  Net change in unrealized appreciation or

    depreciation of investments .....................          107,784

                                                       ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       196,563

                                                       ----------------



Distributions to unitholders from:

  Net investment income .............................  $(       79,149)

  Proceeds from investment transactions .............                0

                                                       ----------------



      Total distributions to unitholders ............  $(       79,149)

                                                       ----------------



Redemption of 493 units .............................  $(       47,637)

                                                       ----------------



Total increase (decrease) in net assets .............  $        69,777



Net assets at beginning of year .....................        1,596,950

                                                       ----------------

Net assets at end of year (including

  undistributed net investment income of

 $7,876) ............................................  $     1,666,727

                                                       ================





See accompanying notes to financial statements.

      PAGE   7
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                    CALIFORNIA INSURED TRUST 330

                                                           (Series 1135)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    250,000        State of California, General Obligation Bonds,       2009 at 101         AAA        Aaa     $    234,617

                     5.000% Due 8/1/2029.



     250,000        California Statewide Communities Development         2009 at 101         AAA        Aaa          241,555

                     Authority, Certificates of Participation,

                     Childrens Hospital Los Angeles, 5.250% Due

                     8/15/2029.



     250,000        Alameda Corridor Transportation Authority            2009 at 101         AAA        Aaa          234,582

                     (California), Tax-Exempt Senior Lien Revenue

                     Bonds, Series 1999A, 5.000% Due 10/1/2029.



     250,000        City of Lodi, California, Electric System Revenue    2009 at 101         AAA        Aaa          255,558

                     Certificates of Participation, 1999 Series A,

                     5.750% Due 1/15/2027.



     220,000        County of Riverside, California, Certificates of     2008 at 101         AAA        Aaa          210,054

                     Participation (1998 Larson Justice Center

                     Refunding Project), 5.000% Due 12/1/2021.



     250,000        Sacramento City Financing Authority (California),    2009 at 102         AAA        Aaa          259,865

                     1999 Capital Improvement Revenue Bonds, (Solid

                     Waste and Redevelopment Projects), 5.875% Due

                     12/1/2029.



     250,000        City of Stockton (California), Revenue Certificates  2008 at 102         AAA        Aaa          241,870

                     of Participation, 1998 Series A (Wastewater System

                     Project), 5.200% Due 9/1/2029.



------------                                                                                                    ------------

$  1,720,000                                                                                                    $  1,678,101

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.



One Bond in the Trust is a general obligation of the governmental entity issuing it and is backed by the taxing power thereof.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Power Revenue,  1; Health Care Facility Revenue,  1; Resource

Recovery Revenue,  1; Transportation,  1; Municipal Lease Revenue,  1; Water

And/or Sewer Revenue,  1.







      PAGE   8






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                    CALIFORNIA INSURED TRUST 330

                                                           (Series 1135)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 7 obligations issued by entities located in California.

      PAGE   9
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                            FLORIDA INSURED TRUST 286

                                  (Series 1135)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $1,623,460) (Note 1) ............... $   1,688,903

     Accrued interest receivable ................................        22,512

                                                                  --------------



               Total assets ..................................... $   1,711,415

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      14,607

     Accrued trustee and evaluator fees .........................           434

                                                                  --------------



               Total liabilities ................................ $      15,041

                                                                  --------------



               Net assets, applicable to 17,491 units of

                 fractional undivided interest outstanding ...... $   1,696,374

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 17,500 units sold ............ $   1,707,103

       Less initial underwriting commission (Note 1) ............  (     83,641)

                                                                  --------------

                                                                  $   1,623,462

     Less cost of 9 units redeemed ..............................  (        814)

                                                                  --------------

                                                                  $   1,622,648

     Undistributed net investment income ........................         8,283

     Unrealized appreciation (depreciation) of investments ......        65,443

     Accumulated net realized gain (loss) from

       investment transactions ..................................             0

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   1,696,374

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................       9,375        $      96.51    $       .47    $      96.98

     Quarterly................       3,736               96.51            .47           96.98

     Semi-Annual..............       4,380               96.51            .47           96.98

                                ---------------  ============  ==============  ===========

                                    17,491

                                ===============







See accompanying notes to financial statements.



      PAGE  10
 PAGE

                       NUVEEN TAX-FREE UNIT TRUST

                       FLORIDA INSURED TRUST 286

                             (Series 1135)



           Statements of Operations and Changes in Net Assets





                                                            Period

                                                         December 10,

                                                           1999 to

                                                         November 30,

                                                             2000

                                                       ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $        91,711

                                                       ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         2,560

    Evaluator fees ..................................              290

                                                       ----------------



        Total expenses ..............................  $         2,850

                                                       ----------------



            Net investment income ...................  $        88,861

                                                       ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $             0

    Net change in unrealized appreciation or

      depreciation of investments ...................           65,443

                                                       ----------------



            Net gain (loss) on investments ..........  $        65,443

                                                       ----------------



Net increase (decrease) in net assets

    from operations .................................  $       154,304

                                                       ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $        88,861

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................                0

  Net change in unrealized appreciation or

    depreciation of investments .....................           65,443

                                                       ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       154,304

                                                       ----------------



Distributions to unitholders from:

  Net investment income .............................  $(       80,578)

  Proceeds from investment transactions .............                0

                                                       ----------------



      Total distributions to unitholders ............  $(       80,578)

                                                       ----------------



Redemption of 9 units ...............................  $(          814)

                                                       ----------------



Total increase (decrease) in net assets .............  $        72,912



Net assets at beginning of year .....................        1,623,462

                                                       ----------------

Net assets at end of year (including

  undistributed net investment income of

 $8,283) ............................................  $     1,696,374

                                                       ================





See accompanying notes to financial statements.

      PAGE  11
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     FLORIDA INSURED TRUST 286

                                                           (Series 1135)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    250,000        State of Florida, Full Faith and Credit, State       2010 at 101         AAA        Aaa     $    253,562

                     Board of Education, Public Education Capital

                     Outlay Bonds, 1999 Series C, (General Obligation

                     Bonds.) 5.750% Due 6/1/2029.



     250,000        Escambia County Health Facilities Authority          2009 at 101         AAA        Aaa          252,017

                     (Florida), Revenue Bonds (Ascension Health Credit

                     Group), Series 1999A-1, 5.750% Due 11/15/2029.



     250,000        Jacksonville Health Facilities Authority (Florida),  2009 at 101         AAA        Aaa          241,123

                     Hospital Revenue Bonds (Charity Obligated Group),

                     Series 1999C, 5.375% Due 8/15/2029.



     250,000        City of Lakeland, Florida, Electric and Water        2009 at 101         AAA        Aaa          229,375

                     Refunding Revenue Bonds, Series 1999A, 5.000% Due

                     10/1/2028.



     250,000        The School Board of Miami-Dade County, Florida,      2008 at 101         AAA        Aaa          230,068

                     Certificates of Participation, Series 1998C

                     (Refunding), 5.000% Due 8/1/2025.



     250,000        Miami-Dade County, Florida, Water and Sewer System   2009 at 101         AAA        Aaa          229,093

                     Revenue Bonds, Series 1999A, 5.000% Due 10/1/2029.



     250,000        Tampa Bay Water (Florida), Utility System Revenue    2011 at 100         AAA        Aaa          253,665

                     Bonds, Series 1999, 5.750% Due 10/1/2029.



------------                                                                                                    ------------

$  1,750,000                                                                                                    $  1,688,903

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.



One Bond in the Trust is a general obligation of the governmental entity issuing it and is backed by the taxing power thereof.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Health Care Facility Revenue,  2; Utilities,  1; Municipal Lease

Revenue,  1; Water And/or Sewer Revenue,  2.



Approximately 29% and 29% of the aggregate principal amount of Bonds in the

Trust consist of obligations of issuers whose revenues are derived from the sale or service of Health Care Facility Revenue and Water And/or Sewer

Revenue, respectively.







      PAGE  12






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     FLORIDA INSURED TRUST 286

                                                           (Series 1135)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 7 obligations issued by entities located in Florida.

      PAGE  13
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                              OHIO INSURED TRUST 169

                                  (Series 1135)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $1,648,883) (Note 1) ............... $   1,723,023

     Accrued interest receivable ................................        36,424

                                                                  --------------



               Total assets ..................................... $   1,759,447

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      27,961

     Accrued trustee and evaluator fees .........................           415

                                                                  --------------



               Total liabilities ................................ $      28,376

                                                                  --------------



               Net assets, applicable to 17,496 units of

                 fractional undivided interest outstanding ...... $   1,731,071

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 17,500 units sold ............ $   1,733,833

       Less initial underwriting commission (Note 1) ............  (     84,950)

                                                                  --------------

                                                                  $   1,648,883

     Less cost of 4 units redeemed ..............................  (        388)

                                                                  --------------

                                                                  $   1,648,495

     Undistributed net investment income ........................         8,436

     Unrealized appreciation (depreciation) of investments ......        74,140

     Accumulated net realized gain (loss) from

       investment transactions ..................................             0

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   1,731,071

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................       9,061        $      98.46    $       .48    $      98.94

     Quarterly................       3,069               98.46            .48           98.94

     Semi-Annual..............       5,366               98.46            .48           98.94

                                ---------------  ============  ==============  ===========

                                    17,496

                                ===============







See accompanying notes to financial statements.



      PAGE  14
 PAGE

                       NUVEEN TAX-FREE UNIT TRUST

                         OHIO INSURED TRUST 169

                             (Series 1135)



           Statements of Operations and Changes in Net Assets





                                                            Period

                                                         December 10,

                                                           1999 to

                                                         November 30,

                                                             2000

                                                       ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $        94,453

                                                       ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         2,582

    Evaluator fees ..................................              290

                                                       ----------------



        Total expenses ..............................  $         2,872

                                                       ----------------



            Net investment income ...................  $        91,581

                                                       ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $             0

    Net change in unrealized appreciation or

      depreciation of investments ...................           74,140

                                                       ----------------



            Net gain (loss) on investments ..........  $        74,140

                                                       ----------------



Net increase (decrease) in net assets

    from operations .................................  $       165,721

                                                       ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $        91,581

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................                0

  Net change in unrealized appreciation or

    depreciation of investments .....................           74,140

                                                       ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       165,721

                                                       ----------------



Distributions to unitholders from:

  Net investment income .............................  $(       83,145)

  Proceeds from investment transactions .............                0

                                                       ----------------



      Total distributions to unitholders ............  $(       83,145)

                                                       ----------------



Redemption of 4 units ...............................  $(          388)

                                                       ----------------



Total increase (decrease) in net assets .............  $        82,188



Net assets at beginning of year .....................        1,648,883

                                                       ----------------

Net assets at end of year (including

  undistributed net investment income of

 $8,436) ............................................  $     1,731,071

                                                       ================





See accompanying notes to financial statements.

      PAGE  15
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                       OHIO INSURED TRUST 169

                                                           (Series 1135)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    250,000        State of Ohio (Ohio Higher Educational Facility      2009 at 102         AAA        Aaa     $    257,625

                     Commission), Higher Educational Facility Revenue

                     Bonds (John Carroll University 1999 Project),

                     5.850% Due 4/1/2020.



     250,000        Board of Education of the Aurora City School         2009 at 101          --        Aaa          263,160

                     District, Ohio, Certificates of Participation,

                     Series 1999, 6.150% Due 12/1/2024.



     250,000        Board of Education, Brunswick City School District,  2009 at 101         AAA        Aaa          259,700

                     County of Medina, Ohio, School Improvement Bonds,

                     Series 1999 B (Unlimited Tax General Obligation),

                     6.000% Due 12/1/2026.



     250,000        County of Cuyahoga, Ohio, Hospital Revenue           2009 at 101         AAA        Aaa          232,052

                     Refunding and Hospital Revenue Bonds, Series 1999

                     (Cleveland Clinic Health System Obligated Group),

                     5.125% Due 1/1/2029.



     250,000        County of Cuyahoga, Ohio, Utility Systems            2008 at 102         AAA        Aaa          234,595

                     Improvement Revenue Bonds, Series 1998 (The

                     Medical Center Company Project), 5.125% Due

                     2/15/2028.



     250,000        County of Hamilton, Ohio, Sales Tax Bonds, Series    2008 at 101         AAA        Aaa          229,973

                     1998B, Hamilton County Football Project, 5.000%

                     Due 12/1/2027.



     250,000        County of Lorain, Ohio, Health Facilities Revenue    2009 at 102         AAA        Aaa          245,918

                     Bonds, Series 1999 A (Catholic Healthcare

                     Partners), 5.500% Due 9/1/2029.



------------                                                                                                    ------------

$  1,750,000                                                                                                    $  1,723,023

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.







      PAGE  16






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                       OHIO INSURED TRUST 169

                                                           (Series 1135)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

One Bond in the Trust is a general obligation of the governmental entity issuing it and is backed by the taxing power thereof.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Dedicated-Tax Supported Revenue,  1; Education Revenue,  1; Health

Care Facility Revenue,  2; Utilities,  1; Municipal Lease Revenue,  1.



Approximately 29% of the aggregate principal amount of Bonds in the Trust consist of obligations of issuers whose revenues are derived from the sale or service of Health Care Facility Revenue.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 7 obligations issued by entities located in Ohio.

      PAGE  17
Notes To Financial Statements
1.  Summary of Significant Accounting Policies:
     The Trustee is responsible for maintaining the books and records of the Trust on a cash basis and for safekeeping securities owned by the Trust. The Sponsor is responsible for preparation of the financial statements in accordance with generally accepted accounting principles based upon the books and records provided by the Trustee. The following is a summary of the significant accounting policies followed by each Trust.
     Organizational Costs - Each Trust (and therefore Unitholders)deposited on or after July 25, 1995 will bear all or a portion of the estimated organizational costs which will be deferred and amortized over five years from the Initial Date of Deposit.
     Security Valuation - Tax-Free Bonds are reflected at market value in the accompanying statement of net assets. The Sponsor determines the market price of the Bonds in each Trust (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers (including the Sponsor) who customarily deal in bonds comparable to those held by the Trust, (2) if bid prices are not available for any of the Bonds, on the basis of bid prices for comparable bonds, (3) by causing the value of the Bonds to be determined by others engaged in the practice of evaluating, quoting or appraising comparable bonds, or (4) by any combination of the above.
     Unit Valuation - On the Date of Deposit, the Public Offering Price of Units was determined by adding a sales charge to the Trustee's determination of the offering price of the Bonds. The value of Units offered in the secondary market maintained by the Sponsor is based upon the pro rata share of the bid price of the Bonds, plus a sales charge determined in accordance with the table set forth in Part One under the caption "Public Offering Price" based on the number of years remaining to the maturity of each Bond and adjusted for cash, if any, held or owed by such Trust.
     The initial underwriting commission and investors' original cost of Units, as shown on the statement of net assets, are based upon the assumption that the maximum sales commission was charged for each initial purchase of Units.
 Income and Expenses - Income and expenses are recognized on the accrual basis of accounting. Gains and losses from Bond transactions are determined on a specific identification basis.
 2.  Income Tax Status:
     Each Trust is not an association taxable as a corporation for Federal income tax purposes, and, therefore, has recorded no provision for Federal income taxes. Each unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, subchapter J of Chapter 1 of the Internal Revenue Code of 1986 and will have a taxable event each time the Trust disposes of a bond.
3.  Operating Expenses:
     See "Operating Expenses" in Part One of this Prospectus for information with respect to trustee and evaluator fees and expenses.
4.  Use of Estimates:
     The Preparation of the Trust's financial statements in conformity with generally accepted accounting principles requires the Sponsor to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.
Notes To Schedule(s) Of Investments
1. The Bonds are first subject to optional redemption in the years, and at the prices shown. Unless otherwise indicated, the Bonds, except for Bonds issued at a substantial original issue discount, are redeemable at declining prices (but not below par value) in subsequent years. Original issue discount bonds are generally redeemable at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable, some premium, the amount of which will decline in subsequent years. The Bonds may also be subject to sinking fund redemption without premium prior to the dates shown.
 Certain Bonds may be subject to redemption without premium prior to the date shown pursuant to special or mandatory call provisions; for example, if bond proceeds are not able to be used as contemplated, the project is condemned or sold, or the project is destroyed and insurance proceeds are used to redeem the bonds. Single family mortgage revenue bonds and housing obligation bonds are most likely to be called subject to such provisions, but other bonds may have similar call features. (See Part One, "Selection of Bonds for Deposit in the Trusts.")
 The Trustee's determination of the offering price of Bonds in the Trust may be greater or less than the amounts that may be received upon redemption or maturity of such Bonds. Subject to rules concerning amortization of bond premium and of original issue discount, gain or loss realized by the Trustee on disposition of any Bonds will be recognized as taxable capital gain or loss by Unitholders. (See Part One, "Tax Status of Unitholders.") 2. The ratings shown are those assigned as of the date of the Schedule of Investments. Any Bonds insured by MBIA, are rated AAA by Standard & Poor's Corporation and Aaa by Moody's Investors Service, Inc.
      PAGE  18
                REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
To the Board of Directors of John Nuveen & Co. Incorporated and Unitholders of Nuveen Tax-Free Unit Trust, Series 1135:
We have audited the accompanying statements of net assets and schedules of investments of Nuveen Tax-Free Unit Trust, Series 1135 (comprising, California Insured Trust 330, Florida Insured Trust 286 and Ohio Insured Trust 169), as of November 30, 2000 and the related statements of operations and changes in net assets for the periods indicated on the face of the financial statements. These financial statements are the responsibility of the Sponsor (See Note 1). Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. In addition, securities owned as of November 30, 2000 were confirmed by direct correspondence with the Trustee.
We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the trusts constituting the Nuveen Tax-Free Unit Trust, Series 1135, as of November 30, 2000, the results of their operations and changes in their net assets for the periods indicated on the face of the financial statements, in conformity with accounting principles generally accepted in the United States.
                       ARTHUR ANDERSEN LLP
Chicago, Illinois,
March 15, 2001.
      PAGE  19
Prospectus

Part Two must be accompanied by Part One
Sponsor                      John Nuveen & Co. Incorporated
                              333 West Wacker Drive
                              Chicago, Illinois 60606
                              312.917.7700
                             Swiss Bank Tower
                              10 East 50th Street
                              New York, New York 10022
                              212.207.2000
Trustee                      The Chase Manhattan Bank
                              4 New York Plaza
                              New York, New York 10004-2413
                               800.257.8787
Legal Counsel                Chapman and Cutler
 to Sponsor                   111 West Monroe Street
                              Chicago, Illinois  60603
Legal Counsel                Carter, Ledyard & Milburn
 to Trustee                   2 Wall Street
                              New York, New York  10005
Independent                  Arthur Andersen LLP
 Public Accountants           33 West Monroe Street
 for the Trust                Chicago, Illinois  60603
Except as to the statements made herein furnished by the Trustee, the Trustee has assumed no responsibility for the accuracy, adequacy and completeness of the information contained in this Prospectus.
This Prospectus does not contain all of the information set forth in the registration statement and exhibits relating thereto, filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933, and to which reference is made.
No person is authorized to give any information or to make any representations not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee or the Sponsor. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any State to any person to whom it is not lawful to make such offer in such state. The Trust is registered as a Unit Investment Trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units has been guaranteed, sponsored, recommended or approved by the United States or any State or agency or officer thereof.
      PAGE  20
Statement of differences between electronic filing and printed document. Pursuant to Rule 499(C) (7) under the Securities Act of 1933 and Rule 0-11 under the Investment Company Act of 1940, Registrant hereby identifies those differences in the foregoing document between the electronic format in which
it is filed and the printed form in which it will be circulated:      (1) The
printed and distributed Prospectus may be paged differently because the printed document may contain a different amount of information on each page
from that contained in the electronic transmission.      (2) In the printed
document, footnote symbols may include a "Dagger" or multiple "Dagger". The "Dagger" symbol is represented as # in the electronic document.
                              Signatures
     Pursuant to the requirements of the Securities Act of 1933, the undersigned Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment of its Registration Statement pursuant to Rule 485(B) under the Securities Act of 1933 and has duly caused this post-effective amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Chicago and state of Illinois on this March 27, 2001.
                                      Nuveen Tax-Free Unit Trust
                                       Series 1135
                                      By/S/Gifford R. Zimmerman
                                            Vice President
                                      By/S/Nicholas Dalmaso
                                            Assistant Secretary
                                                    or
                                       By/S/Jessica Droeger
                                            Assistant Secretary
     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following persons in the capacities and on the date indicated:
         Signatures                 *Title                        Date
Timothy R. Schwertfeger      Chairman, Board of Directors and Chief
                              Executive Officer
John P. Amboian              President
Stephen D. Foy               Vice President and Manager    (Principal
                              Accounting Officer)
                                                       ______________________
                                                     /s/ Gifford R. Zimmerman
                                                         Attorney-in-Fact**
     *The titles of the persons named herein represent their capacity in and relationship to John Nuveen & Co. Incorporated, The Sponsor.
    **An executed copy of each of the related Powers of Attorney has been filed with the Securities and Exchange Commission with the Amendment to the Registration Statement on Form S-6 of the Nuveen Tax-Exempt Unit Trust, Series 671 (File No. 33-49175). The aforesaid Powers of Attorney are incorporated herein by this reference.
                       Nuveen Code of Ethics
     Incorporated by reference to Amendment No. 3 to Form S-6 (File No. 333-96279) filed on behalf of Nuveen Unit Trusts, Series 82.
                       Consent of Independent Public Accountants
     As Independent Public Accountants, we hereby consent to the use of our Report and to all references to our firm included in this Post-Effective Amendment of Registration Statement.
                        *Arthur Andersen LLP
Chicago, Illinois
 March 27, 2001
 DOCUMENT
   TYPE  EX-27.1 INS STATE OH 169
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   CIK  0001087624
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series 1135
   NAME  OHIO INSURED TRUST
   NUMBER  169
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-11-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     1,648,883
   INVESTMENTS-AT-VALUE     1,723,023
   RECEIVABLES        36,424
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     1,759,447
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        28,376
   TOTAL-LIABILITIES        28,376
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    17,496
   SHARES-COMMON-PRIOR    17,500
   ACCUMULATED-NII-CURRENT         8,436
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS             0
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC        74,140
   NET-ASSETS     1,731,071
   DIVIDEND-INCOME  0
   INTEREST-INCOME        94,453
   OTHER-INCOME  0
   EXPENSES-NET         2,872
   NET-INVESTMENT-INCOME        91,581
   REALIZED-GAINS-CURRENT             0
   APPREC-INCREASE-CURRENT        74,140
   NET-CHANGE-FROM-OPS       165,721
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME        83,145
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    17,500
   NUMBER-OF-SHARES-REDEEMED         4
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS        82,188
   ACCUMULATED-NII-PRIOR             0
   ACCUMULATED-GAINS-PRIOR             0
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.2 INS STATE FL 286
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   CIK  0001087624
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series 1135
   NAME  FLORIDA INSURED TRUST
   NUMBER  286
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-11-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     1,623,460
   INVESTMENTS-AT-VALUE     1,688,903
   RECEIVABLES        22,512
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     1,711,415
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        15,041
   TOTAL-LIABILITIES        15,041
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    17,491
   SHARES-COMMON-PRIOR    17,500
   ACCUMULATED-NII-CURRENT         8,283
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS             0
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC        65,443
   NET-ASSETS     1,696,374
   DIVIDEND-INCOME  0
   INTEREST-INCOME        91,711
   OTHER-INCOME  0
   EXPENSES-NET         2,850
   NET-INVESTMENT-INCOME        88,861
   REALIZED-GAINS-CURRENT             0
   APPREC-INCREASE-CURRENT        65,443
   NET-CHANGE-FROM-OPS       154,304
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME        80,578
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    17,500
   NUMBER-OF-SHARES-REDEEMED         9
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS        72,912
   ACCUMULATED-NII-PRIOR             0
   ACCUMULATED-GAINS-PRIOR             0
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.3 INS STATE CA 330
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   CIK  0001087624
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series 1135
   NAME  CALIFORNIA INSURED TRUST
   NUMBER  330
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-11-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     1,570,317
   INVESTMENTS-AT-VALUE     1,678,101
   RECEIVABLES        31,639
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     1,709,740
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        43,013
   TOTAL-LIABILITIES        43,013
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    17,007
   SHARES-COMMON-PRIOR    17,500
   ACCUMULATED-NII-CURRENT         7,876
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS         1,754
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       107,784
   NET-ASSETS     1,666,727
   DIVIDEND-INCOME  0
   INTEREST-INCOME        90,274
   OTHER-INCOME  0
   EXPENSES-NET         3,249
   NET-INVESTMENT-INCOME        87,025
   REALIZED-GAINS-CURRENT         1,754
   APPREC-INCREASE-CURRENT       107,784
   NET-CHANGE-FROM-OPS       196,563
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME        79,149
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    17,500
   NUMBER-OF-SHARES-REDEEMED       493
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS        69,777
   ACCUMULATED-NII-PRIOR             0
   ACCUMULATED-GAINS-PRIOR             0
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0